Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 04, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
In connection with our IPO, we granted the IPO Growth Grants such that the exercise price would be equal to the price of our Class A common stock on the pricing date of the IPO. Following our IPO, we have not granted any other options and currently do not intend to do so in the future.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-
K
.

Named Executive Officer	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price
of the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information

Jennifer F. Scanlon	4/12/2024	841,837	28.00	$6,600,002	2.2%

Ryan D. Robinson	4/12/2024	191,327	28.00	$1,500,004	2.2%

Weifang Zhou	4/12/2024	184,949	28.00	$1,450,000	2.2%

Gitte Schjøtz	4/12/2024	108,418	28.00	$849,997	2.2%

John A. Genovesi	4/12/2024	76,531	28.00	$600,003	2.2%

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-
K
.

Named Executive Officer	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price
of the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information

Jennifer F. Scanlon	4/12/2024	841,837	28.00	$6,600,002	2.2%

Ryan D. Robinson	4/12/2024	191,327	28.00	$1,500,004	2.2%

Weifang Zhou	4/12/2024	184,949	28.00	$1,450,000	2.2%

Gitte Schjøtz	4/12/2024	108,418	28.00	$849,997	2.2%

John A. Genovesi	4/12/2024	76,531	28.00	$600,003	2.2%

Jennifer F. Scanlon [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer F. Scanlon
Underlying Securities | shares		841,837
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 6,600,002
Underlying Security Market Price Change		0.022
Ryan D. Robinson [Member]
Awards Close in Time to MNPI Disclosures
Name		Ryan D. Robinson
Underlying Securities | shares		191,327
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 1,500,004
Underlying Security Market Price Change		0.022
Weifang Zhou [Member]
Awards Close in Time to MNPI Disclosures
Name		Weifang Zhou
Underlying Securities | shares		184,949
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 1,450,000
Underlying Security Market Price Change		0.022
Gitte Schjtz [Member]
Awards Close in Time to MNPI Disclosures
Name		Gitte Schjøtz
Underlying Securities | shares		108,418
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 849,997
Underlying Security Market Price Change		0.022
John A. Genovesi [Member]
Awards Close in Time to MNPI Disclosures
Name		John A. Genovesi
Underlying Securities | shares		76,531
Exercise Price | $ / shares		$ 28
Fair Value as of Grant Date | $		$ 600,003
Underlying Security Market Price Change		0.022